SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Raw materials	$ 454	$ 36
Smart cart parts	342	214
Inventories	$ 796	$ 250